Financial income (expenses) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income
Interest on cash and cash equivalents	R$ 544,009	R$ 309,162	R$ 118,393
Income with marketable securities	93,410	126,106	79,425
Fair value through profit and loss	66,868	70,939	45,093
Amortized cost	26,542	55,167	34,332
Interest on recoverable taxes	434,737	307,313	289,772
Interest and financial income on other assets (3)	130,364	340,354	50,146
Financial income	1,202,520	1,082,935	537,736
Financial expenses
Interests on loans and borrowings	2,156,842	1,851,643	1,635,604
Interest on contingencies	144,281	138,433	239,174
Interest on leases	323,452	220,406	226,444
Interest on actuarial liabilities	53,193	47,385	46,741
Taxes on financial income	49,531	26,245	27,755
Put/call options result - business combinations			278,618
Adjustment to present value (2)	1,001,451	976,104	634,047
Other financial expenses	407,562	325,549	243,232
Financial expenses	4,136,312	3,585,765	3,331,615
Exchange rate variation on monetary assets and liabilities and prices	161,162	474,052	(407,472)
Foreign exchange of derivatives	(312,201)	(554,217)	405,139
Interest and fair value of derivatives	(284,720)	(483,954)	(247,566)
Derivative results	(596,921)	(1,038,171)	157,573
Net Monetary Gains or Losses (1)	548,704	398,194	(797)
Foreign exchange, prices and monetary variations	112,945	(165,925)	(250,696)
Financial income (expenses), net	R$ (2,820,847)	R$ (2,668,755)	R$ (3,044,575)